Advances for vessels under construction and acquisition of vessels (Details) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 28, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Advances for vessels under construction and acquisition of vessels	$ 46,480		$ 48,574
Newbuilding Newcastlemax dry bulk vessels
Property, Plant and Equipment [Line Items]
Number of contracts for Newbuildings acquired		3
Number of shares issued as part of the final consideration | shares		3,304,735
Share market price | $ / shares		$ 13
Description of Capital leases, Term of contract	ten-year bareboat charter
Capital leased assets, Number of vessels		3
Newbuilding Newcastlemax dry bulk vessels | Financed by CSSC
Property, Plant and Equipment [Line Items]
Capital lease obligation recognised		$ 104,400
Capital expenditure not yet paid		103,844
Newbuilding Newcastlemax dry bulk vessels | Financed by CSSC | Per OCC vessel
Property, Plant and Equipment [Line Items]
Vessel purchase price obligation		10,440
Capital lease obligation recognised		$ 34,800
Songa and Augustea vessels
Property, Plant and Equipment [Line Items]
Advances for vessels under construction and acquisition of vessels	$ 1,997